Film Related Obligations - Schedule of Cumulative Minimum Guaranteed Payments of IP Credit Facility (Details) - USD ($) $ in Millions	Sep. 29, 2022	Dec. 31, 2024	Mar. 31, 2024
Film Library Facility
Debt Instrument [Line Items]
November 14, 2025		$ 91.1
November 14, 2026		121.4
July 30, 2027		161.9
Film Related Obligations | IP Credit Facility | September 30, 2023
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 30.4
Payment Due Date	Nov. 14, 2023
Film Related Obligations | IP Credit Facility | September 30, 2024
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 60.7
Payment Due Date	Nov. 14, 2024
Film Related Obligations | IP Credit Facility | September 30, 2025
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 91.1
Payment Due Date	Nov. 14, 2025
Film Related Obligations | IP Credit Facility | September 30, 2026
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 121.4
Payment Due Date	Nov. 14, 2026
Film Related Obligations | IP Credit Facility | July 30, 2027
Debt Instrument [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 161.9
Payment Due Date	Jul. 30, 2027
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
November 14, 2025			$ 0.0
November 14, 2026			0.0
July 30, 2027			$ 715.0
LIONS GATE ENTERTAINMENT CORP [Member] | IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
November 14, 2025	$ 91.1
November 14, 2026	121.4
July 30, 2027	$ 161.9
LIONS GATE ENTERTAINMENT CORP [Member] | Film Related Obligations | Secured Debt
Debt Instrument [Line Items]
November 14, 2025		91.1
November 14, 2026		121.4
July 30, 2027		$ 161.9